Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial liabilities at fair value through profit or loss:
Financial liabilities	$ 2,600	$ 4,211
Long-term investment [Member]
Financial assets at fair value through profit or loss:
Financial assets	917
Trade payable [Member]
Financial liabilities at fair value through profit or loss:
Financial liabilities	427	1,249
Other account payable [Member]
Financial liabilities at fair value through profit or loss:
Financial liabilities	997	933
Deferred revenues [Member]
Financial liabilities at fair value through profit or loss:
Financial liabilities	1,176	1,465
Warrants exercisable into shares [Member]
Financial liabilities at fair value through profit or loss:
Financial liabilities		$ 564